Assets Held for Sale and Discontinued Operations - Results of Discontinued Operations (Detail) - CAD ($) $ in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2018	Jun. 30, 2017		Jun. 30, 2018	Jun. 30, 2017
Revenues
Gross Sales		$ (1)	$ 386		$ 15	$ 760
Less: Royalties		2	50		1	100
Revenue		(3)	336		14	660
Expenses
Transportation and Blending			54		1	105
Operating		(32)	115		(27)	225
Production and Mineral Taxes		2	5		1	10
(Gain) Loss on Risk Management			3			16
Operating Margin		27	159		39	304
Depreciation, Depletion and Amortization			69			190
Exploration Expense			(1)			2
Finance Costs			12			33
Earnings (Loss) From Discontinued Operations Before Income Tax		27	79		39	79
Current Tax Expense (Recovery)			17			22
Deferred Tax Expense (Recovery)		7	3		10	(2)
After-tax Earnings (Loss) From Discontinued Operations		20	59		29	59
After-tax Gain (Loss) on Discontinuance	[1]	(28)			223
Net Earnings (Loss) From Discontinued Operations		$ (8)	$ 59	[2]	$ 252	$ 59	[2]

[1]	Net of deferred tax recovery of $10 million in the three months ended June 30, 2018 and net of deferred tax expense of $83 million in the six months ended June 30, 2018.
[2]	The comparative period has been restated to reflect discontinued operations as discussed in Note 8 and measurement period adjustments related to the Acquisition as discussed in Note 7.